Warrants And Options (Details 1) (USD $)	9 Months Ended
Sep. 30, 2014
Number Outstanding	1,618,300
Exercise Price	$ 3.89
Contractual Life (Years)	3 years
Value if Exercised	$ 5,531,355
Issued on 08/18/14 [Member]
Number Outstanding	670,000
Value if Exercised	1,842,500
Issued on 08/18/14 [Member]
Number Outstanding	60,000
Value if Exercised	240,000
Minimum [Member] | Issued on 08/18/14 [Member]
Exercise Price	$ 2.50
Contractual Life (Years)	4 years 6 months
Expiration Date	Feb. 18, 2019
Minimum [Member] | Issued on 08/18/14 [Member]
Exercise Price	$ 3.00
Contractual Life (Years)	3 years 6 months
Expiration Date	Feb. 18, 2018
Maximum [Member] | Issued on 08/18/14 [Member]
Exercise Price	$ 3.00
Contractual Life (Years)	5 years 6 months
Expiration Date	Feb. 18, 2020
Maximum [Member] | Issued on 08/18/14 [Member]
Exercise Price	$ 5.00
Contractual Life (Years)	6 years
Expiration Date	Aug. 18, 2020
Issued On 11/25/11 [Member]
Number Outstanding	680,000
Contractual Life (Years)	3 years
Value if Exercised	2,710,000
Issued On 11/25/11 [Member] | Minimum [Member]
Exercise Price	$ 3.00
Expiration Date	May 25, 2015
Issued On 11/25/11 [Member] | Maximum [Member]
Exercise Price	$ 5.00
Expiration Date	Nov. 25, 2017
Issued On 09/01/12 [Member]
Number Outstanding	30,000
Contractual Life (Years)	3 years
Value if Exercised	159,300
Issued On 09/01/12 [Member] | Minimum [Member]
Exercise Price	$ 4.31
Expiration Date	Mar. 01, 2016
Issued On 09/01/12 [Member] | Maximum [Member]
Exercise Price	$ 6.31
Expiration Date	Sep. 01, 2018
Issued On 12/13/12 [Member]
Number Outstanding	100,000
Exercise Price	$ 3.01
Contractual Life (Years)	3 years
Expiration Date	Dec. 13, 2015
Value if Exercised	301,000
Issued On 03/20/13 [Member]
Number Outstanding	37,000
Contractual Life (Years)	3 years
Value if Exercised	123,950
Issued On 03/20/13 [Member] | Minimum [Member]
Exercise Price	$ 2.35
Expiration Date	Sep. 20, 2016
Issued On 03/20/13 [Member] | Maximum [Member]
Exercise Price	$ 4.35
Expiration Date	Mar. 20, 2019
Issued on 09/02/13 [Member]
Number Outstanding	16,300
Value if Exercised	54,605
Issued on 09/02/13 [Member] | Minimum [Member]
Exercise Price	$ 2.35
Issued on 09/02/13 [Member] | Maximum [Member]
Exercise Price	$ 4.35
Issued on 05/16/14 [Member]
Number Outstanding	25,000
Value if Exercised	$ 100,000
Issued on 05/16/14 [Member] | Minimum [Member]
Exercise Price	$ 3.00
Issued on 05/16/14 [Member] | Maximum [Member]
Exercise Price	$ 5.00
Issued on 09/02/13 [Member]
Contractual Life (Years)	3 years
Issued on 09/02/13 [Member] | Minimum [Member]
Expiration Date	Mar. 02, 2014
Issued on 09/02/13 [Member] | Maximum [Member]
Expiration Date	Sep. 02, 2016
Issued on 05/16/14 [Member] | Minimum [Member]
Contractual Life (Years)	3 years
Expiration Date	Nov. 16, 2017
Issued on 05/16/14 [Member] | Maximum [Member]
Contractual Life (Years)	5 years 6 months
Expiration Date	May 16, 2020